Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Consumer Discretionary-4.94%
AutoZone, Inc.(b)	11,736	$29,125,466
O’Reilly Automotive, Inc., Class R(b)	33,652	31,154,685
Tractor Supply Co.(c)	90,574	20,287,670
Ulta Beauty, Inc.(b)	31,970	14,220,256
		94,788,077
Consumer Staples-3.59%
Dollar General Corp.	77,591	13,102,016
Dollar Tree, Inc.(b)	113,941	17,584,515
Hershey Co. (The)	65,885	15,239,859
Monster Beverage Corp.(b)	399,094	22,943,914
		68,870,304
Energy-28.20%
APA Corp.	988,724	40,033,435
Chevron Corp.	141,119	23,095,536
ConocoPhillips	313,150	36,864,018
Coterra Energy, Inc.(c)	1,711,947	47,147,020
Devon Energy Corp.	423,622	22,875,588
Diamondback Energy, Inc.	319,736	47,103,507
EOG Resources, Inc.	229,777	30,452,346
EQT Corp.(c)	1,039,495	43,845,899
Exxon Mobil Corp.	233,669	25,058,664
Hess Corp.	197,903	30,027,822
Marathon Oil Corp.	1,131,861	29,733,988
Occidental Petroleum Corp.(c)	462,746	29,213,155
ONEOK, Inc.	453,231	30,384,606
Pioneer Natural Resources Co.	161,212	36,380,712
Targa Resources Corp.	598,437	49,065,850
Williams Cos., Inc. (The)	572,057	19,707,364
		540,989,510
Financials-5.47%
Ameriprise Financial, Inc.	40,293	14,040,096
Arch Capital Group Ltd.(b)(c)	338,488	26,297,133
Jack Henry & Associates, Inc.(c)	86,178	14,440,847
Progressive Corp. (The)	118,960	14,986,581
Raymond James Financial, Inc.	172,058	18,938,424
W.R. Berkley Corp.	264,318	16,305,777
		105,008,858
Health Care-19.78%
AbbVie, Inc.	132,987	19,892,195
Amgen, Inc.	50,266	11,769,784
Bristol-Myers Squibb Co.	256,385	15,944,583
Danaher Corp.	79,105	20,176,521
DexCom, Inc.(b)	107,293	13,364,416
Elevance Health, Inc.	47,244	22,281,688
Eli Lilly and Co.	51,911	23,596,145
Gilead Sciences, Inc.	152,565	11,616,299
Hologic, Inc.(b)	231,307	18,370,402
Incyte Corp.(b)	276,385	17,611,252
Insulet Corp.(b)	63,262	17,507,759
Merck & Co., Inc.	149,137	15,905,461
Moderna, Inc.(b)	133,803	15,743,261
Molina Healthcare, Inc.(b)	85,700	26,094,793
Pfizer, Inc.	479,662	17,296,612
Regeneron Pharmaceuticals, Inc.(b)	50,514	37,476,842
Thermo Fisher Scientific, Inc.	27,092	14,864,297
UnitedHealth Group, Inc.	29,946	15,163,756
Vertex Pharmaceuticals, Inc.(b)	127,141	44,796,860
		379,472,926
	Shares	Value
Industrials-8.29%
Axon Enterprise, Inc.(b)	129,306	$24,041,865
Deere & Co.	40,334	17,327,486
Expeditors International of Washington, Inc.	254,888	32,447,243
J.B. Hunt Transport Services, Inc.	89,527	18,258,136
Quanta Services, Inc.	125,869	25,377,708
Rollins, Inc.	427,483	17,454,131
W.W. Grainger, Inc.	32,727	24,168,562
		159,075,131
Information Technology-16.45%
Apple, Inc.	133,215	26,170,087
Arista Networks, Inc.(b)	133,688	20,733,672
Enphase Energy, Inc.(b)(c)	126,471	19,202,092
Fair Isaac Corp.(b)	23,818	19,958,769
Fortinet, Inc.(b)	392,473	30,503,002
KLA Corp.	70,172	36,064,899
Lam Research Corp.	42,307	30,397,156
Monolithic Power Systems, Inc.	44,920	25,132,291
ON Semiconductor Corp.(b)	235,954	25,424,044
Palo Alto Networks, Inc.(b)(c)	121,876	30,464,125
PTC, Inc.(b)	142,537	20,783,320
QUALCOMM, Inc.	120,283	15,897,804
SolarEdge Technologies, Inc.(b)	61,367	14,817,676
		315,548,937
Materials-11.31%
Albemarle Corp.	47,204	10,020,465
CF Industries Holdings, Inc.	439,486	36,073,011
FMC Corp.	119,504	11,499,870
Freeport-McMoRan, Inc.	428,518	19,133,329
Mosaic Co. (The)	990,627	40,377,956
Nucor Corp.	306,521	52,749,199
Steel Dynamics, Inc.	442,799	47,193,517
		217,047,347
Utilities-1.90%
PG&E Corp.(b)	2,075,308	36,546,174
Total Common Stocks & Other Equity Interests (Cost $1,760,660,967)		1,917,347,264
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $151,820)	151,820	151,820
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,760,812,787)		1,917,499,084
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.69%
Invesco Private Government Fund, 5.24%(d)(e)(f)	14,457,008	14,457,008
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	37,175,165	$37,175,165
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,630,072)		51,632,173
TOTAL INVESTMENTS IN SECURITIES-102.63% (Cost $1,812,442,859)		1,969,131,257
OTHER ASSETS LESS LIABILITIES-(2.63)%		(50,374,327)
NET ASSETS-100.00%		$1,918,756,930
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,123,323	$7,101,003	$(8,072,506)	$-	$-	$151,820	$2,683
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,236,858	127,489,993	(128,269,843)	-	-	14,457,008	240,465*
Invesco Private Prime Fund	39,180,492	237,120,525	(239,131,531)	2,101	3,578	37,175,165	626,622*
Total	$55,540,673	$371,711,521	$(375,473,880)	$2,101	$3,578	$51,783,993	$869,770

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-8.15%
AT&T, Inc.	1,416,679	$20,570,179
Fox Corp., Class A(b)	335,227	11,213,343
Fox Corp., Class B	154,470	4,851,903
News Corp., Class A(b)	778,399	15,427,868
News Corp., Class B(b)	241,045	4,847,415
Paramount Global, Class B(b)	3,565,102	57,148,585
Verizon Communications, Inc.	348,207	11,866,895
Warner Bros Discovery, Inc.(c)	3,492,088	45,641,590
		171,567,778
Consumer Discretionary-19.73%
Best Buy Co., Inc.(b)	371,339	30,839,704
BorgWarner, Inc.(b)	608,661	28,302,737
CarMax, Inc.(b)(c)	632,882	52,282,382
Ford Motor Co.	3,382,178	44,678,572
General Motors Co.	1,417,936	54,406,204
Lennar Corp., Class A	340,128	43,138,434
Mohawk Industries, Inc.(c)	442,217	47,025,356
Newell Brands, Inc.(b)	2,276,001	25,400,171
PulteGroup, Inc.(b)	681,059	57,474,569
Whirlpool Corp.(b)	221,932	32,015,910
		415,564,039
Consumer Staples-7.69%
Kraft Heinz Co. (The)	488,323	17,667,526
Kroger Co. (The)	735,197	35,759,982
Molson Coors Beverage Co., Class B	527,628	36,812,606
Tyson Foods, Inc., Class A	639,897	35,655,061
Walgreens Boots Alliance, Inc.(b)	1,205,098	36,116,787
		162,011,962
Energy-4.78%
Kinder Morgan, Inc.	632,355	11,199,007
Phillips 66	427,857	47,727,448
Valero Energy Corp.	323,606	41,716,050
		100,642,505
Financials-22.31%
Allstate Corp. (The)	105,265	11,861,260
American International Group, Inc.	448,184	27,016,532
Assurant, Inc.	165,391	22,246,743
Bank of America Corp.	363,856	11,643,392
Bank of New York Mellon Corp. (The)	405,490	18,393,026
Berkshire Hathaway, Inc., Class B(c)	99,718	35,096,747
Capital One Financial Corp.	331,099	38,745,205
Citigroup, Inc.	914,497	43,584,927
Citizens Financial Group, Inc.	516,529	16,663,226
Fidelity National Information Services, Inc.(b)	332,451	20,073,391
Franklin Resources, Inc.(b)	711,609	20,807,447
Global Payments, Inc.	109,691	12,093,433
Goldman Sachs Group, Inc. (The)	36,497	12,988,187
Hartford Financial Services Group, Inc. (The)	167,084	12,009,998
Invesco Ltd.(d)	1,696,495	28,501,116
Lincoln National Corp.(b)	610,818	17,127,337
Loews Corp.	479,870	30,063,856
M&T Bank Corp.	68,027	9,514,256
MetLife, Inc.	156,962	9,883,897
Prudential Financial, Inc.	146,770	14,161,837
State Street Corp.	189,399	13,720,064
Synchrony Financial	409,195	14,133,595
	Shares	Value
Financials-(continued)
Truist Financial Corp.	371,260	$12,333,257
Wells Fargo & Co.	370,509	17,102,696
		469,765,425
Health Care-9.00%
AmerisourceBergen Corp.	163,794	30,613,099
Cardinal Health, Inc.	306,187	28,006,925
Centene Corp.(c)	417,801	28,448,070
CVS Health Corp.	312,967	23,375,505
DaVita, Inc.(c)	155,147	15,823,443
Universal Health Services, Inc., Class B	167,419	23,264,544
Viatris, Inc.(b)	3,800,687	40,021,234
		189,552,820
Industrials-9.22%
Alaska Air Group, Inc.(b)(c)	490,644	23,860,018
American Airlines Group, Inc.(b)(c)	1,505,363	25,214,830
Delta Air Lines, Inc.	504,401	23,333,590
FedEx Corp.	166,246	44,878,108
Southwest Airlines Co.(b)	286,510	9,787,181
Stanley Black & Decker, Inc.(b)	316,466	31,415,580
United Airlines Holdings, Inc.(c)	657,920	35,731,635
		194,220,942
Information Technology-8.36%
DXC Technology Co.(c)	1,365,038	37,743,300
Hewlett Packard Enterprise Co.	2,087,823	36,286,364
HP, Inc.	561,659	18,439,265
Intel Corp.	582,334	20,830,087
Micron Technology, Inc.	279,425	19,948,151
Western Digital Corp.(c)	1,005,759	42,805,103
		176,052,270
Materials-8.30%
Celanese Corp.	112,363	14,089,197
Dow, Inc.	462,447	26,114,382
DuPont de Nemours, Inc.	156,130	12,120,372
Eastman Chemical Co.	175,293	15,001,575
International Paper Co.	810,556	29,228,649
LyondellBasell Industries N.V., Class A	321,626	31,795,946
WestRock Co.	1,397,212	46,513,188
		174,863,309
Real Estate-0.62%
CBRE Group, Inc., Class A(c)	155,613	12,964,119
Utilities-1.83%
Evergy, Inc.	170,113	10,201,677
Exelon Corp.	367,602	15,387,820
Pinnacle West Capital Corp.	157,486	13,042,990
		38,632,487
Total Common Stocks & Other Equity Interests (Cost $2,276,280,889)		2,105,837,656
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $359,096)	359,096	359,096
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,276,639,985)		2,106,196,752
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.44%
Invesco Private Government Fund, 5.24%(d)(e)(f)	55,668,261	$55,668,261
Invesco Private Prime Fund, 5.38%(d)(e)(f)	143,146,957	143,146,957
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $198,812,483)		198,815,218
TOTAL INVESTMENTS IN SECURITIES-109.45% (Cost $2,475,452,468)		2,305,011,970
OTHER ASSETS LESS LIABILITIES-(9.45)%		(198,974,443)
NET ASSETS-100.00%		$2,106,037,527
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco Ltd.	$39,169,938	$1,066,564	$(10,299,314)	$1,063,252	$(2,499,324)	$28,501,116	$440,200
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,188,078	18,064,834	(18,893,816)	-	-	359,096	7,870
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	80,004,554	186,739,225	(211,075,518)	-	-	55,668,261	710,515*
Invesco Private Prime Fund	205,725,996	376,401,129	(438,971,110)	28,080	(37,138)	143,146,957	1,921,098*
Total	$326,088,566	$582,271,752	$(679,239,758)	$1,091,332	$(2,536,462)	$227,675,430	$3,079,683

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-13.26%
Alphabet, Inc., Class A(b)	682,956	$90,641,920
Alphabet, Inc., Class C(b)	587,619	78,217,965
Comcast Corp., Class A	477,756	21,623,236
Meta Platforms, Inc., Class A(b)	254,313	81,024,122
Netflix, Inc.(b)	51,051	22,409,858
Verizon Communications, Inc.	482,797	16,453,722
Walt Disney Co. (The)(b)	209,926	18,660,322
		329,031,145
Consumer Discretionary-12.06%
Amazon.com, Inc.(b)	1,026,198	137,182,149
Home Depot, Inc. (The)	116,397	38,857,975
McDonald’s Corp.	83,895	24,598,014
NIKE, Inc., Class B	141,528	15,623,276
Tesla, Inc.(b)	309,722	82,828,954
		299,090,368
Consumer Staples-6.93%
Coca-Cola Co. (The)	447,307	27,701,723
Costco Wholesale Corp.	50,947	28,564,454
PepsiCo, Inc.	158,357	29,685,603
Philip Morris International, Inc.	178,306	17,780,674
Procter & Gamble Co. (The)	270,909	42,343,077
Walmart, Inc.	161,207	25,770,551
		171,846,082
Energy-3.33%
Chevron Corp.	200,295	32,780,279
Exxon Mobil Corp.	464,849	49,850,407
		82,630,686
Financials-10.19%
Bank of America Corp.	796,843	25,498,976
Berkshire Hathaway, Inc., Class B(b)	205,051	72,169,750
JPMorgan Chase & Co.	335,928	53,063,187
Mastercard, Inc., Class A	96,185	37,923,822
Visa, Inc., Class A(c)	185,996	44,216,829
Wells Fargo & Co.	430,978	19,893,944
		252,766,508
Health Care-12.55%
Abbott Laboratories	199,839	22,248,076
AbbVie, Inc.	202,805	30,335,572
Bristol-Myers Squibb Co.	241,289	15,005,763
Danaher Corp.	76,268	19,452,916
Eli Lilly and Co.	90,570	41,168,593
Johnson & Johnson	298,791	50,056,456
Merck & Co., Inc.	291,596	31,098,713
Pfizer, Inc.	648,746	23,393,781
Thermo Fisher Scientific, Inc.	44,330	24,322,098
UnitedHealth Group, Inc.	107,092	54,228,176
		311,310,144
	Shares	Value
Information Technology-40.04%
Accenture PLC, Class A	72,630	$22,976,501
Adobe, Inc.(b)	52,754	28,812,652
Advanced Micro Devices, Inc.(b)	185,069	21,171,894
Apple, Inc.	1,699,791	333,923,942
Broadcom, Inc.	47,925	43,067,801
Cisco Systems, Inc.	470,805	24,500,692
Intel Corp.	479,074	17,136,477
Microsoft Corp.	854,839	287,157,517
NVIDIA Corp.	284,297	132,849,145
Oracle Corp.	176,775	20,723,333
QUALCOMM, Inc.	127,981	16,915,249
Salesforce, Inc.(b)	112,494	25,312,275
Texas Instruments, Inc.	104,315	18,776,700
		993,324,178
Materials-0.89%
Linde PLC	56,265	21,981,048
Utilities-0.69%
NextEra Energy, Inc.	232,418	17,036,239
Total Common Stocks & Other Equity Interests (Cost $2,032,115,725)		2,479,016,398
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $370,075)	370,075	370,075
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,032,485,800)		2,479,386,473
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.78%
Invesco Private Government Fund, 5.24%(d)(e)(f)	12,380,812	12,380,812
Invesco Private Prime Fund, 5.38%(d)(e)(f)	31,836,373	31,836,373
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,214,176)		44,217,185
TOTAL INVESTMENTS IN SECURITIES-101.73% (Cost $2,076,699,976)		2,523,603,658
OTHER ASSETS LESS LIABILITIES-(1.73)%		(42,985,595)
NET ASSETS-100.00%		$2,480,618,063
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,737,664	$(10,367,589)	$-	$-	$370,075	$8,013
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,832,299	86,505,852	(84,957,339)	-	-	12,380,812	204,834*
Invesco Private Prime Fund	27,854,484	219,827,439	(215,840,979)	3,172	(7,743)	31,836,373	540,513*
Total	$38,686,783	$317,070,955	$(311,165,907)	$3,172	$(7,743)	$44,587,260	$753,360

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.13%
Nexstar Media Group, Inc., Class A(b)	24,693	$4,610,677
World Wrestling Entertainment, Inc., Class A(b)	34,572	3,630,060
		8,240,737
Consumer Discretionary-10.31%
Crocs, Inc.(b)(c)	18,583	2,013,468
Deckers Outdoor Corp.(c)	4,943	2,687,460
Grand Canyon Education, Inc.(c)	32,106	3,485,106
H&R Block, Inc.(b)	54,833	1,842,937
Murphy USA, Inc.	17,578	5,396,974
Service Corp. International(b)	25,582	1,705,040
Tempur Sealy International, Inc.	77,882	3,475,874
Texas Roadhouse, Inc.	23,626	2,635,480
Visteon Corp.(c)	10,603	1,633,816
Wingstop, Inc.	13,260	2,235,371
		27,111,526
Consumer Staples-5.67%
Casey’s General Stores, Inc.	14,209	3,590,046
Celsius Holdings, Inc.(b)(c)	43,217	6,253,500
Darling Ingredients, Inc.(b)(c)	48,294	3,344,359
Lancaster Colony Corp.	9,000	1,733,670
		14,921,575
Energy-20.61%
Antero Resources Corp.(c)	180,749	4,835,036
CNX Resources Corp.(b)(c)	242,015	4,937,106
DT Midstream, Inc.(b)	68,518	3,667,083
Matador Resources Co.	91,394	5,084,248
Murphy Oil Corp.	90,152	3,900,877
NOV, Inc.	121,518	2,440,081
PBF Energy, Inc., Class A	169,732	8,052,086
PDC Energy, Inc.	85,102	6,458,391
Range Resources Corp.(b)	192,057	6,036,352
Southwestern Energy Co.(c)	733,531	4,753,281
Valaris Ltd.(b)(c)	52,506	4,032,461
		54,197,002
Financials-11.17%
Annaly Capital Management, Inc.	297,754	5,981,878
FirstCash Holdings, Inc.	19,965	1,902,265
Jefferies Financial Group, Inc.(b)	106,493	3,917,877
Kinsale Capital Group, Inc.(b)	17,106	6,374,209
RLI Corp.	31,277	4,172,665
Selective Insurance Group, Inc.(b)	17,335	1,788,799
SLM Corp.	205,980	3,332,756
WEX, Inc.(c)	10,018	1,896,908
		29,367,357
Health Care-12.77%
Exelixis, Inc.(c)	97,461	1,920,956
Halozyme Therapeutics, Inc.(c)	87,351	3,752,599
HealthEquity, Inc.(b)(c)	21,595	1,467,164
Inari Medical, Inc.(b)(c)	46,165	2,634,637
Jazz Pharmaceuticals PLC(c)	16,277	2,122,846
Lantheus Holdings, Inc.(c)	37,599	3,251,938
Medpace Holdings, Inc.(b)(c)	12,657	3,204,373
Neurocrine Biosciences, Inc.(c)	37,072	3,777,266
Option Care Health, Inc.(c)	75,951	2,565,625
Repligen Corp.(b)(c)	10,556	1,810,987
Shockwave Medical, Inc.(c)	21,371	5,569,283
United Therapeutics Corp.(c)	6,207	1,506,563
		33,584,237
	Shares	Value
Industrials-18.57%
Avis Budget Group, Inc.(b)(c)	16,421	$3,617,382
Builders FirstSource, Inc.(c)	63,500	9,171,305
BWX Technologies, Inc.	33,086	2,282,934
Carlisle Cos., Inc.(b)	8,286	2,296,879
Clean Harbors, Inc.(c)	19,590	3,257,033
Concentrix Corp.	17,862	1,486,833
EMCOR Group, Inc.	13,469	2,896,374
ExlService Holdings, Inc.(c)	13,706	1,931,861
FTI Consulting, Inc.(b)(c)	11,739	2,056,203
KBR, Inc.	32,938	2,025,358
Landstar System, Inc.(b)	19,403	3,950,257
Paylocity Holding Corp.(c)	7,939	1,800,962
Simpson Manufacturing Co., Inc.(b)	23,587	3,726,746
Toro Co. (The)(b)	14,248	1,448,309
UFP Industries, Inc.	44,271	4,549,288
Valmont Industries, Inc.	8,820	2,335,095
		48,832,819
Information Technology-4.90%
Amkor Technology, Inc.	138,951	4,042,085
Belden, Inc.	27,371	2,645,133
Calix, Inc.(b)(c)	26,223	1,182,920
Cirrus Logic, Inc.(b)(c)	32,234	2,604,507
Dropbox, Inc., Class A(b)(c)	89,177	2,403,320
		12,877,965
Materials-10.10%
Cabot Corp.	29,952	2,126,592
Eagle Materials, Inc.	12,465	2,298,172
Louisiana-Pacific Corp.	63,194	4,810,959
MP Materials Corp.(b)(c)	85,165	2,031,185
Olin Corp.	42,816	2,469,627
Reliance Steel & Aluminum Co.	18,376	5,381,595
Silgan Holdings, Inc.	47,604	2,087,436
Westlake Corp.(b)	39,016	5,364,700
		26,570,266
Utilities-2.73%
Essential Utilities, Inc.(b)	64,447	2,725,464
OGE Energy Corp.(b)	58,402	2,111,232
ONE Gas, Inc.(b)	29,581	2,340,744
		7,177,440
Total Common Stocks & Other Equity Interests (Cost $230,619,393)		262,880,924
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $152,244)	152,244	152,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $230,771,637)		263,033,168
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.10%
Invesco Private Government Fund, 5.24%(d)(e)(f)	14,799,496	14,799,496
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	38,055,846	$38,055,846
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,853,185)		52,855,342
TOTAL INVESTMENTS IN SECURITIES-120.12% (Cost $283,624,822)		315,888,510
OTHER ASSETS LESS LIABILITIES-(20.12)%		(52,913,113)
NET ASSETS-100.00%		$262,975,397
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$210,840	$818,637	$(877,233)	$-	$-	$152,244	$465
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,371,070	40,568,962	(38,140,536)	-	-	14,799,496	141,272*
Invesco Private Prime Fund	31,811,322	81,909,271	(75,664,746)	2,588	(2,589)	38,055,846	366,937*
Total	$44,393,232	$123,296,870	$(114,682,515)	$2,588	$(2,589)	$53,007,586	$508,674

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-0.38%
Frontier Communications Parent, Inc.(b)(c)	56,518	$1,029,193
Consumer Discretionary-35.65%
Adient PLC(b)	109,967	4,680,195
Foot Locker, Inc.	124,790	3,353,107
Gap, Inc. (The)(c)	265,643	2,736,123
Goodyear Tire & Rubber Co. (The)(b)(c)	730,175	11,741,214
Graham Holdings Co., Class B	6,058	3,554,531
KB Home	196,049	10,580,765
Kohl’s Corp.(c)	228,582	6,503,158
Lear Corp.	20,133	3,115,783
Lithia Motors, Inc., Class A	23,453	7,282,860
Macy’s, Inc.	196,396	3,258,210
Nordstrom, Inc.(c)	172,344	3,982,870
PVH Corp.	74,763	6,701,755
Skechers U.S.A., Inc., Class A(b)	30,629	1,702,360
Taylor Morrison Home Corp., Class A(b)	211,761	10,253,468
Thor Industries, Inc.(c)	65,564	7,571,986
Toll Brothers, Inc.	81,082	6,513,317
Topgolf Callaway Brands Corp.(b)(c)	103,895	2,074,783
		95,606,485
Consumer Staples-1.86%
Pilgrim’s Pride Corp.(b)(c)	147,195	3,646,020
Post Holdings, Inc.(b)	15,760	1,344,328
		4,990,348
Financials-13.55%
Associated Banc-Corp(c)	64,621	1,224,568
Brighthouse Financial, Inc.(b)	125,571	6,546,016
CNO Financial Group, Inc.	67,584	1,738,260
Essent Group Ltd.	39,564	1,962,374
F.N.B. Corp.(c)	115,443	1,476,516
First American Financial Corp.	47,489	3,009,853
Janus Henderson Group PLC(c)	78,422	2,301,686
Kemper Corp.	32,050	1,633,588
MGIC Investment Corp.	144,544	2,419,667
New York Community Bancorp, Inc.(c)	335,185	4,649,016
Old Republic International Corp.	85,486	2,356,849
Reinsurance Group of America, Inc.	10,234	1,436,342
Starwood Property Trust, Inc.(c)	70,078	1,453,419
Unum Group	84,891	4,126,552
		36,334,706
Health Care-7.10%
Enovis Corp.(b)	61,484	3,928,828
Patterson Cos., Inc.	80,035	2,632,351
Perrigo Co. PLC(c)	70,888	2,597,336
Syneos Health, Inc.(b)	97,983	4,155,459
Tenet Healthcare Corp.(b)	76,549	5,720,507
		19,034,481
Industrials-11.89%
Fluor Corp.(b)	68,036	2,107,755
GXO Logistics, Inc.(b)(c)	43,457	2,914,661
Hertz Global Holdings, Inc.(b)(c)	77,781	1,310,610
JetBlue Airways Corp.(b)(c)	753,842	5,857,352
ManpowerGroup, Inc.	49,436	3,899,512
Ryder System, Inc.	45,243	4,621,573
Univar Solutions, Inc.(b)	97,015	3,506,122
XPO, Inc.(b)(c)	110,525	7,652,751
		31,870,336
	Shares	Value
Information Technology-15.23%
Arrow Electronics, Inc.(b)	49,008	$6,985,600
Avnet, Inc.	136,104	6,601,044
Coherent Corp.(b)(c)	47,884	2,267,786
Jabil, Inc.	47,533	5,260,477
Kyndryl Holdings, Inc.(b)	218,896	2,990,119
MKS Instruments, Inc.	18,576	2,027,942
NCR Corp.(b)(c)	136,427	3,667,158
TD SYNNEX Corp.	51,377	5,071,424
Vishay Intertechnology, Inc.	56,481	1,589,940
Xerox Holdings Corp.(c)	273,978	4,378,169
		40,839,659
Materials-7.38%
Alcoa Corp.(c)	35,216	1,274,467
Avient Corp.	57,948	2,348,632
Cleveland-Cliffs, Inc.(b)	361,473	6,379,999
Greif, Inc., Class A(c)	31,686	2,343,813
United States Steel Corp.	291,835	7,441,793
		19,788,704
Real Estate-5.87%
Cousins Properties, Inc.(c)	74,985	1,831,884
Jones Lang LaSalle, Inc.(b)(c)	17,712	2,949,934
Kilroy Realty Corp.(c)	36,926	1,318,258
Medical Properties Trust, Inc.(c)	163,449	1,649,200
Park Hotels & Resorts, Inc.(c)	312,925	4,265,168
Sabra Health Care REIT, Inc.	96,493	1,253,444
Vornado Realty Trust(c)	110,251	2,478,442
		15,746,330
Utilities-1.08%
Southwest Gas Holdings, Inc.(c)	22,053	1,454,175
UGI Corp.	53,229	1,436,650
		2,890,825
Total Common Stocks & Other Equity Interests (Cost $255,704,901)		268,131,067
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $325,322)	325,322	325,322
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $256,030,223)		268,456,389
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.53%
Invesco Private Government Fund, 5.24%(d)(e)(f)	12,596,875	12,596,875
Invesco Private Prime Fund, 5.38%(d)(e)(f)	31,725,323	31,725,323
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,320,456)		44,322,198
TOTAL INVESTMENTS IN SECURITIES-116.64% (Cost $300,350,679)		312,778,587
OTHER ASSETS LESS LIABILITIES-(16.64)%		(44,632,823)
NET ASSETS-100.00%		$268,145,764
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$110,321	$1,384,571	$(1,169,570)	$-	$-	$325,322	$1,051
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,295,372	38,436,660	(40,135,157)	-	-	12,596,875	160,914*
Invesco Private Prime Fund	36,759,529	66,545,325	(71,576,973)	4,109	(6,667)	31,725,323	423,333*
Total	$51,165,222	$106,366,556	$(112,881,700)	$4,109	$(6,667)	$44,647,520	$585,298

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.63%
ATN International, Inc.	16,958	$616,254
Cars.com, Inc.(b)	43,972	1,003,001
		1,619,255
Consumer Discretionary-8.28%
Adtalem Global Education, Inc.(b)(c)	23,027	995,688
Cavco Industries, Inc.(b)	2,888	853,837
Ethan Allen Interiors, Inc.(c)	19,652	618,448
Green Brick Partners, Inc.(b)	41,400	2,339,928
Jack in the Box, Inc.(c)	10,066	1,000,661
Monarch Casino & Resort, Inc.	12,178	844,179
Stride, Inc.(b)(c)	15,994	611,131
XPEL, Inc.(b)(c)(d)	11,952	970,861
		8,234,733
Consumer Staples-5.31%
Cal-Maine Foods, Inc.	16,710	771,835
elf Beauty, Inc.(b)	14,259	1,664,310
Hostess Brands, Inc.(b)	16,431	395,001
Medifast, Inc.(c)	4,080	415,711
MGP Ingredients, Inc.(c)	6,985	796,360
Simply Good Foods Co. (The)(b)	20,148	779,929
Tootsie Roll Industries, Inc.	13,267	462,488
		5,285,634
Energy-11.20%
Baytex Energy Corp. (Canada)(b)	0	1
Civitas Resources, Inc.	22,327	1,671,399
Comstock Resources, Inc.	127,203	1,621,838
CONSOL Energy, Inc.	6,757	503,532
Dorian LPG Ltd.	53,937	1,604,086
Northern Oil and Gas, Inc.(c)	30,010	1,181,494
REX American Resources Corp.(b)	42,628	1,578,089
RPC, Inc.	46,416	386,181
SM Energy Co.	39,118	1,419,592
Vital Energy, Inc.(b)(c)	22,394	1,181,955
		11,148,167
Financials-12.98%
ARMOUR Residential REIT, Inc.	241,312	1,233,104
Avantax, Inc.(b)	26,066	674,588
BancFirst Corp.(c)	5,630	562,437
Bancorp, Inc. (The)(b)(c)	13,291	503,729
Banner Corp.	4,948	235,574
City Holding Co.(c)	4,548	449,843
CVB Financial Corp.	12,285	231,818
Dime Community Bancshares, Inc.	17,222	385,773
First Bancorp	51,772	768,814
Hanmi Financial Corp.	28,441	540,379
Heritage Financial Corp.	12,483	234,181
Mr. Cooper Group, Inc.(b)	28,254	1,637,884
NBT Bancorp, Inc.	11,189	416,231
OFG Bancorp	33,391	1,118,265
Palomar Holdings, Inc.(b)(c)	12,357	748,340
Piper Sandler Cos.	5,408	791,515
Preferred Bank	7,124	470,754
ServisFirst Bancshares, Inc.	5,645	336,894
Stellar Bancorp, Inc.(c)	18,079	449,444
StoneX Group, Inc.(b)	12,253	1,127,398
		12,916,965
Health Care-17.81%
AdaptHealth Corp.(b)(c)	30,578	420,142
	Shares	Value
Health Care-(continued)
Addus HomeCare Corp.(b)(c)	3,395	$310,880
AMN Healthcare Services, Inc.(b)(c)	9,387	1,005,817
Amphastar Pharmaceuticals, Inc.(b)	23,208	1,408,493
Arcus Biosciences, Inc.(b)(c)	19,557	389,184
Catalyst Pharmaceuticals, Inc.(b)(c)	76,626	1,059,738
Collegium Pharmaceutical, Inc.(b)	16,455	374,516
Corcept Therapeutics, Inc.(b)(c)	28,644	729,849
Cross Country Healthcare, Inc.(b)(c)	45,632	1,177,306
Cytokinetics, Inc.(b)(c)	26,667	889,344
Dynavax Technologies Corp.(b)(c)	91,777	1,283,960
Ensign Group, Inc. (The)	8,685	841,316
Innoviva, Inc.(b)(c)	55,886	757,255
iTeos Therapeutics, Inc.(b)	87,927	1,236,254
NextGen Healthcare, Inc.(b)(c)	20,202	335,959
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,880	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Pacira BioSciences, Inc.(b)	7,259	263,865
Privia Health Group, Inc.(b)	16,755	467,800
REGENXBIO, Inc.(b)(c)	32,397	615,543
Supernus Pharmaceuticals, Inc.(b)	16,382	502,764
UFP Technologies, Inc.(b)(c)	5,504	1,071,436
uniQure N.V. (Netherlands)(b)	28,933	300,035
Veradigm, Inc.(b)	25,090	339,217
Vir Biotechnology, Inc.(b)(c)	63,128	888,842
Xencor, Inc.(b)(c)	13,181	320,166
Zynex, Inc.(b)(c)	75,402	735,924
		17,725,605
Industrials-16.50%
AAON, Inc.(c)	8,464	890,921
AeroVironment, Inc.(b)	4,064	387,137
Applied Industrial Technologies, Inc.	3,550	514,714
Boise Cascade Co.	15,292	1,582,569
Comfort Systems USA, Inc.	7,041	1,224,923
Encore Wire Corp.(c)	8,331	1,422,018
EnPro Industries, Inc.	4,349	603,554
Forward Air Corp.	6,568	780,541
Franklin Electric Co., Inc.	4,564	451,014
Hillenbrand, Inc.(c)	8,556	444,399
Lindsay Corp.(c)	4,849	642,638
Marten Transport Ltd.	34,736	787,118
Matson, Inc.	18,034	1,685,458
Mueller Industries, Inc.(c)	14,137	1,145,945
NV5 Global, Inc.(b)(c)	3,845	421,220
PGT Innovations, Inc.(b)	39,702	1,135,874
Sun Country Airlines Holdings, Inc.(b)(c)	32,575	702,317
Titan International, Inc.(b)	56,447	705,023
Verra Mobility Corp., Class A(b)(c)	42,585	893,859
		16,421,242
Information Technology-19.88%
A10 Networks, Inc.	20,520	318,470
Advanced Energy Industries, Inc.(c)	11,560	1,447,081
Agilysys, Inc.(b)	6,457	475,429
Alpha & Omega Semiconductor Ltd.(b)	23,070	758,542
Axcelis Technologies, Inc.(b)(c)	16,756	3,359,243
Badger Meter, Inc.	3,653	601,430
Clearfield, Inc.(b)(c)	12,320	575,837
CTS Corp.(c)	10,320	460,582
Digi International, Inc.(b)(c)	12,262	514,146
Diodes, Inc.(b)	5,887	556,263
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
DoubleVerify Holdings, Inc.(b)(c)	33,104	$1,393,678
Extreme Networks, Inc.(b)	17,761	472,265
Fabrinet (Thailand)(b)	4,998	617,953
Harmonic, Inc.(b)	45,765	682,814
Kulicke & Soffa Industries, Inc. (Singapore)(c)	18,681	1,118,618
MaxLinear, Inc.(b)	11,164	275,416
NetScout Systems, Inc.(b)	9,948	278,047
Onto Innovation, Inc.(b)(c)	6,175	767,676
Photronics, Inc.(b)	48,010	1,269,864
Plexus Corp.(b)(c)	4,893	481,911
Progress Software Corp.	9,570	574,774
Rambus, Inc.(b)	28,155	1,762,784
SPS Commerce, Inc.(b)	2,462	444,120
Veeco Instruments, Inc.(b)(c)	20,300	571,648
		19,778,591
Materials-3.76%
American Vanguard Corp.	24,345	439,671
Hawkins, Inc.(c)	21,953	1,026,303
Innospec, Inc.	4,429	474,523
Kaiser Aluminum Corp.	9,473	769,207
Livent Corp.(b)(c)	16,337	402,217
Myers Industries, Inc.	31,872	625,010
		3,736,931
Real Estate-1.80%
Marcus & Millichap, Inc.(c)	16,766	614,977
St. Joe Co. (The)(c)	18,592	1,180,220
		1,795,197
Utilities-0.76%
SJW Group(c)	5,197	366,181
Unitil Corp.	7,506	390,612
		756,793
Total Common Stocks & Other Equity Interests (Cost $89,204,961)		99,419,113
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(f)(g) (Cost $93,924)	93,924	$93,924
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $89,298,885)		99,513,037
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.19%
Invesco Private Government Fund, 5.24%(f)(g)(h)	6,462,918	6,462,918
Invesco Private Prime Fund, 5.38%(f)(g)(h)	16,618,932	16,618,932
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,081,296)		23,081,850
TOTAL INVESTMENTS IN SECURITIES-123.19% (Cost $112,380,181)		122,594,887
OTHER ASSETS LESS LIABILITIES-(23.19)%		(23,081,706)
NET ASSETS-100.00%		$99,513,181

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$866,031	$(772,107)	$-	$-	$93,924	$647
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,134,462	$13,875,464	$(14,547,008)	$-	$-	$6,462,918	$87,326*
Invesco Private Prime Fund	20,506,800	29,746,859	(33,634,672)	2,322	(2,377)	16,618,932	229,528*
Total	$27,641,262	$44,488,354	$(48,953,787)	$2,322	$(2,377)	$23,175,774	$317,501

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-6.51%
AMC Networks, Inc., Class A(b)(c)	153,733	$1,940,111
Consolidated Communications Holdings, Inc.(b)	410,078	1,468,079
DISH Network Corp., Class A(b)(c)	503,751	3,994,745
E.W. Scripps Co. (The), Class A(b)(c)	163,376	1,610,887
Lumen Technologies, Inc.	1,501,291	2,687,311
Marcus Corp. (The)(c)	46,220	721,032
Scholastic Corp.	15,689	677,608
Telephone & Data Systems, Inc.(c)	314,543	2,522,635
Thryv Holdings, Inc.(b)(c)	51,329	1,216,497
		16,838,905
Consumer Discretionary-30.98%
Aaron’s Co., Inc. (The)(c)	270,667	4,281,952
Abercrombie & Fitch Co., Class A(b)(c)	77,111	3,054,367
American Axle & Manufacturing Holdings, Inc.(b)	140,181	1,324,710
American Eagle Outfitters, Inc.(c)	63,678	894,676
America’s Car-Mart, Inc.(b)(c)	35,198	4,192,786
Caleres, Inc.(c)	64,880	1,754,355
Century Communities, Inc.	59,217	4,572,737
Chico’s FAS, Inc.(b)	168,946	1,030,570
Dana, Inc.	153,113	2,906,085
Designer Brands, Inc., Class A	124,741	1,241,173
G-III Apparel Group Ltd.(b)(c)	241,749	5,006,622
Group 1 Automotive, Inc.	11,315	2,925,267
Guess?, Inc.(c)	39,971	838,991
Hanesbrands, Inc.(c)	281,600	1,484,032
La-Z-Boy, Inc.(c)	54,323	1,704,112
LGI Homes, Inc.(b)(c)	6,217	862,609
M.D.C. Holdings, Inc.	80,992	4,153,270
M/I Homes, Inc.(b)	76,707	7,670,700
MarineMax, Inc.(b)(c)	80,481	3,245,799
Meritage Homes Corp.	22,373	3,332,458
ODP Corp. (The)(b)(c)	39,836	1,987,020
Patrick Industries, Inc.(c)	37,774	3,269,340
Phinia, Inc.(b)	42,544	1,206,973
Sally Beauty Holdings, Inc.(b)(c)	96,040	1,149,599
Shoe Carnival, Inc.(c)	44,913	1,195,135
Signet Jewelers Ltd.	16,497	1,327,843
Sleep Number Corp.(b)(c)	29,079	805,197
Sonic Automotive, Inc., Class A(c)	36,148	1,731,128
Standard Motor Products, Inc.(c)	22,136	844,931
Tri Pointe Homes, Inc.(b)	138,386	4,411,746
Upbound Group, Inc.(c)	57,958	2,007,085
Urban Outfitters, Inc.(b)(c)	35,386	1,286,989
Wolverine World Wide, Inc.	190,600	2,414,902
		80,115,159
Consumer Staples-3.05%
B&G Foods, Inc.(c)	111,648	1,480,452
Fresh Del Monte Produce, Inc.	112,456	2,989,081
SpartanNash Co.	57,464	1,289,492
United Natural Foods, Inc.(b)	47,985	998,088
Universal Corp.	22,316	1,128,520
		7,885,633
Energy-3.80%
Bristow Group, Inc.(b)	53,486	1,645,765
Helix Energy Solutions Group, Inc.(b)	157,717	1,514,083
Oil States International, Inc.(b)	284,976	2,291,207
	Shares	Value
Energy-(continued)
Par Pacific Holdings, Inc.(b)	71,467	$2,249,781
World Kinect Corp.	94,739	2,135,417
		9,836,253
Financials-12.55%
Ambac Financial Group, Inc.(b)	68,956	975,038
Apollo Commercial Real Estate Finance, Inc.(c)	82,814	977,205
Bread Financial Holdings, Inc.	39,660	1,648,666
Encore Capital Group, Inc.(b)(c)	21,616	1,156,456
Enova International, Inc.(b)	15,780	869,320
EZCORP, Inc., Class A(b)(c)	198,324	1,796,815
Genworth Financial, Inc., Class A(b)	680,367	3,986,951
Green Dot Corp., Class A(b)(c)	39,918	780,397
Hilltop Holdings, Inc.	21,804	674,398
Hope Bancorp, Inc.	58,047	630,390
Navient Corp.(c)	116,009	2,208,811
PacWest Bancorp(c)	100,153	931,423
ProAssurance Corp.	38,647	649,270
PROG Holdings, Inc.(b)(c)	74,721	3,032,178
Radian Group, Inc.	60,858	1,638,906
Ready Capital Corp.	56,270	651,044
SiriusPoint Ltd. (Bermuda)(b)(c)	187,042	1,746,972
Stewart Information Services Corp.(c)	65,705	3,096,677
United Fire Group, Inc.	30,792	740,240
Universal Insurance Holdings, Inc.	122,851	1,907,876
World Acceptance Corp.(b)(c)	14,920	2,355,719
		32,454,752
Health Care-2.90%
Emergent BioSolutions, Inc.(b)(c)	224,725	1,546,108
Enhabit, Inc.(b)(c)	205,039	2,815,186
Orthofix Medical, Inc.(b)(c)	31,513	620,491
Owens & Minor, Inc.(b)	86,960	1,673,110
Phibro Animal Health Corp., Class A(c)	58,180	842,446
		7,497,341
Industrials-20.15%
ABM Industries, Inc.	25,691	1,188,979
Allegiant Travel Co.(b)(c)	10,269	1,270,275
American Woodmark Corp.(b)	28,814	2,208,305
ArcBest Corp.	18,032	2,097,482
AZZ, Inc.	18,342	813,101
CoreCivic, Inc.(b)	83,601	810,930
Deluxe Corp.	97,147	1,844,822
DXP Enterprises, Inc.(b)	69,289	2,631,596
Enviri Corp.(b)	274,137	2,585,112
GEO Group, Inc. (The)(b)(c)	120,328	898,850
GMS, Inc.(b)	23,649	1,742,695
Granite Construction, Inc.(c)	18,804	769,648
Greenbrier Cos., Inc. (The)(c)	52,693	2,433,890
Hawaiian Holdings, Inc.(b)(c)	51,427	596,039
Heidrick & Struggles International, Inc.(c)	39,096	1,066,148
HNI Corp.(c)	26,403	768,063
Interface, Inc.	81,409	795,366
Kaman Corp.	65,334	1,495,495
Kelly Services, Inc., Class A	208,344	3,816,862
MillerKnoll, Inc.	80,388	1,573,193
OPENLANE, Inc.(b)(c)	68,191	1,070,599
Pitney Bowes, Inc.(c)	224,506	884,554
Powell Industries, Inc.(c)	29,505	1,793,314
Proto Labs, Inc.(b)(c)	36,019	1,194,030
Resideo Technologies, Inc.(b)(c)	140,828	2,636,300
RXO, Inc.(b)(c)	81,645	1,800,272
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
SkyWest, Inc.(b)(c)	189,285	$8,326,647
TrueBlue, Inc.(b)	98,556	1,473,412
Veritiv Corp.(c)	10,869	1,523,073
		52,109,052
Information Technology-6.43%
Benchmark Electronics, Inc.	74,035	1,962,668
Cerence, Inc.(b)(c)	42,458	1,180,757
Ebix, Inc.(c)	88,800	2,749,248
Ichor Holdings Ltd.(b)(c)	25,289	979,190
Insight Enterprises, Inc.(b)	14,259	2,091,653
NETGEAR, Inc.(b)(c)	53,864	734,705
PC Connection, Inc.	18,668	903,718
ScanSource, Inc.(b)	85,025	2,558,402
SMART Global Holdings, Inc.(b)(c)	50,992	1,356,387
TTM Technologies, Inc.(b)(c)	71,417	1,025,548
Viasat, Inc.(b)(c)	35,371	1,094,379
		16,636,655
Materials-8.02%
AdvanSix, Inc.	23,017	923,212
Arconic Corp.(b)	88,011	2,630,649
Century Aluminum Co.(b)(c)	244,245	2,271,478
Clearwater Paper Corp.(b)	56,702	1,827,505
Koppers Holdings, Inc.	60,259	2,305,509
Mativ Holdings, Inc., Class A(c)	106,306	1,673,256
Minerals Technologies, Inc.	9,985	612,580
Olympic Steel, Inc.(c)	90,864	5,069,303
SunCoke Energy, Inc.	229,620	2,039,026
Trinseo PLC(c)	79,032	1,392,544
		20,745,062
Real Estate-5.62%
Anywhere Real Estate, Inc.(b)(c)	476,112	3,989,818
Brandywine Realty Trust	153,759	776,483
	Shares	Value
Real Estate-(continued)
Cushman & Wakefield PLC(b)(c)	160,288	$1,575,631
Hudson Pacific Properties, Inc.	123,880	727,176
JBG SMITH Properties, (Acquired 03/17/2023 - 07/19/2023; Cost $830,747)(c)(d)	57,885	968,416
Office Properties Income Trust	98,027	754,808
Orion Office REIT, Inc.	64,333	418,164
Pebblebrook Hotel Trust(c)	104,357	1,612,316
RE/MAX Holdings, Inc., Class A	64,556	1,272,399
Service Properties Trust(c)	95,694	812,442
SL Green Realty Corp.	42,698	1,610,142
		14,517,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $241,022,752)		258,636,607
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.05%
Invesco Private Government Fund, 5.24%(e)(f)(g)	18,860,439	18,860,439
Invesco Private Prime Fund, 5.38%(e)(f)(g)	48,498,272	48,498,272
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,355,981)		67,358,711
TOTAL INVESTMENTS IN SECURITIES-126.06% (Cost $308,378,733)		325,995,318
OTHER ASSETS LESS LIABILITIES-(26.06)%		(67,399,592)
NET ASSETS-100.00%		$258,595,726

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,655	$920,352	$(931,007)	$-	$-	$-	$465
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,104,887	$32,089,481	$(32,333,929)	$-	$-	$18,860,439	$211,769*
Invesco Private Prime Fund	49,126,853	58,404,844	(59,034,149)	8,735	(8,011)	48,498,272	560,216*
Total	$68,242,395	$91,414,677	$(92,299,085)	$8,735	$(8,011)	$67,358,711	$772,450

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,917,347,264	$-	$-	$1,917,347,264
Money Market Funds	151,820	51,632,173	-	51,783,993
Total Investments	$1,917,499,084	$51,632,173	$-	$1,969,131,257
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,105,837,656	$-	$-	$2,105,837,656
Money Market Funds	359,096	198,815,218	-	199,174,314
Total Investments	$2,106,196,752	$198,815,218	$-	$2,305,011,970
Invesco S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,479,016,398	$-	$-	$2,479,016,398
Money Market Funds	370,075	44,217,185	-	44,587,260
Total Investments	$2,479,386,473	$44,217,185	$-	$2,523,603,658
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$262,880,924	$-	$-	$262,880,924
Money Market Funds	152,244	52,855,342	-	53,007,586
Total Investments	$263,033,168	$52,855,342	$-	$315,888,510
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$268,131,067	$-	$-	$268,131,067
Money Market Funds	325,322	44,322,198	-	44,647,520
Total Investments	$268,456,389	$44,322,198	$-	$312,778,587

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,419,113	$-	$0	$99,419,113
Money Market Funds	93,924	23,081,850	-	23,175,774
Total Investments	$99,513,037	$23,081,850	$0	$122,594,887
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$258,636,607	$-	$-	$258,636,607
Money Market Funds	-	67,358,711	-	67,358,711
Total Investments	$258,636,607	$67,358,711	$-	$325,995,318